10. DEFERRED FINANCING COSTS (Details Narrative) (USD $)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Deferred Financing Costs
Deferred financing costs.			$ 115,000
Amortization expense	10,000	0	26,000	0
Unamortized deferred financing			$ 89,000